Nature of Operations and Going Concern	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

a.	Clearmind Medicine Inc. (the “Company”) was incorporated in the province of British Columbia on July 18, 2017. The Company is a clinical stage pharmaceutical company currently engaged in phase I/IIa clinical trials of novel psychedelic medicines that have been developed to solve widespread, yet under-served, health problems. The Company’s head office is located at Suite 101 -1220 West 6th Avenue, Vancouver, BC, V6H 1A5. The Company’s wholly-owned Israeli subsidiary (Clearmindmed Ltd.) functions as the research and development arm of the Company.

The Company trades under the symbol “CMND” on the Nasdaq Capital Market and on the Frankfurt Stock Exchange under the symbol “CWY”. The Company was listed on the Canadian Securities Exchange (“CSE”) in Toronto until March 14, 2024. Following approval for a voluntary delisting, the Company no longer trades on the CSE, but remains a reporting issuer in Canada.

b.	Going concern

These condensed interim consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. For the nine months ended July 31, 2025, the Company has not generated any revenues and has negative cash flows from operations of $3,448,671. As of July 31, 2025, the Company has an accumulated deficit of $27,191,882. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing through debt or equity. Management is of the opinion that sufficient working capital will be obtained from external financing sources to meet the Company’s liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt on the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

c.	Reverse share split

On November 28, 2023, the Company’s Board of Directors (the “Board”) approved a 1-for-30 reverse split of its issued and outstanding common shares, effective as of November 28, 2023, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share.

All issued and outstanding common shares or instruments convertible into common shares contained in these financial statements have been retroactively adjusted to reflect the reverse share split for all periods presented, unless explicitly stated otherwise.

d.	In October 2023, Israel was attacked by the Hamas terrorist organization and entered a state of war on several fronts. In June 2025, following continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a preemptive strike targeting military and nuclear infrastructure inside Iran, aiming to disrupt Iran’s ability to coordinate or escalate hostilities and degrade its nuclear capabilities. Iran responded with multiple waves of drones and ballistic missiles targeting Israeli cities. While most were intercepted, some caused civilian casualties and infrastructure damage. The Israeli military conducted further operations against Iranian assets. After 12 days of hostilities, a ceasefire between Israel and Iran was reached in June 2025. However, the situation remains volatile, and the risk of broader regional escalation involving additional actors persists. As of the date of these consolidated financial statements, conflict continues in parts of the region. The Company’s clinical trials, the laboratory that supports such clinical trials and the Contract Research Organization (CRO) are based in Israel. The extent to which the security situation in Israel may impact the Company’s financial condition, results of operations, or liquidity is uncertain, and as of the date of issuance of these condensed interim consolidated financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities as of July 31, 2025.

1.	Nature of Operations and Going Concern

a.	Clearmind Medicine Inc. (the “Company”) was incorporated in the province of British Columbia on July 18, 2017. The Company is a clinical pharmaceutical company currently engaged in phase I/IIa clinical trials of novel psychedelic medicines that have been developed to solve widespread, yet under-served, health problems. The Company’s head office is located at Suite 101 -1220 West 6th Avenue, Vancouver, BC, V6H 1A5. The Company’s wholly-owned Israeli subsidiary (Clearmindmed Ltd.) functions as the research and development arm of the Company.

On November 14, 2022, the Company completed a listing on the Nasdaq Capital Market (“Nasdaq”). The Company trades under the symbol “CMND” on the Nasdaq and on the Frankfurt Stock Exchange, (FSE), under the symbol “CWY”. The Company was listed on the Canadian Securities Exchange (“CSE”) in Toronto until March 14, 2024. Following approval for a voluntary delisting, the Company no longer trades on the CSE but remains a reporting issuer in Canada.

On April 6, 2023, the Company completed an underwritten public offering for aggregate gross proceeds of $3.5 million and net proceeds of $2.9 million. See note 8d (iii).

On September 18, 2023, the Company completed an underwritten public offering for aggregate gross proceeds of $2.25 million and net proceeds of $1.8 million. See note 8d (viii).

On January 16, 2024, the Company completed a registered direct and private placement for aggregate gross proceeds of $2.40 million. See note 8b (iii).

b.	Going concern

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. For the year ended October 31, 2024, the Company did not generate any revenues and had negative cash flow from operations of $4,858,659. As of October 31, 2024, the Company had an accumulated deficit of $24,022,741. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing through debt or equity. Management is of the opinion that sufficient working capital will be obtained from external financing to meet the Company’s liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt on the Company’s ability to continue as a going concern. These consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

c.	Reverse share split

On September 30, 2022, the Company’s Board of Directors (the “Board”) approved a 1-for-30 reverse split of its issued and outstanding common shares, effective as of September 30, 2022, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share.

On November 28, 2023, the Board approved a 1-for-30 reverse split of its issued and outstanding common shares, effective as of November 28, 2023, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held.

All issued and outstanding common shares or instruments convertible into common shares contained in these financial statements have been retroactively adjusted to reflect the reverse share splits for all periods presented, unless explicitly stated otherwise.

d.	Functional Currency and Presentation Currency

As a result of the Company’s listing on the Nasdaq, which was completed in November 2022, the primary economic environment and generation and use of cash flows of the Company became mainly denominated in U.S dollars. Consequently, effective on November 1, 2022, the Company changed both its functional currency and the presentation currency of its consolidated financial statements from the Canadian dollar to the U.S dollar.

The Company is in its research and development stages and has not generated revenues since inception. In consideration of the indicators in IAS 21, the Company determined that the new and future financing activities of the Company and the currency in which cash and cash equivalents are retained were relevant factors indicating that the Canadian dollar will not be the currency to reflect the principal economic environment in which the Company will generate and expend its cash.

Under IAS 21, a change in an entity’s functional currency is applied prospectively from the date of the change. The Company applied the practical expedient to apply the transaction procedures applicable to the new functional currency prospectively beginning on November 1, 2022. The change in the functional currency was accounted for prospectively from the date of the change by translating all items of the financial statement into the new functional currency using the exchange rate of $0.7327 CAD/USD at the date of the change.

The change in the presentation currency of the consolidated financial statement was accounted for as a change in accounting policy and applied retrospectively, as if the new presentation currency had always been the presentation currency of the consolidation financial statements. Consequently, comparative figures for the years prior to the effective date of November 1, 2022 have been restated to the new presentation currency using the exchange rate in effect on effective date of the change.

Following the change in the Company’s functional currency, the Company elected, as an accounting policy, not to reclassify instruments which, had the change in functional currency occurred before initial recognition of the instrument, would have changed its classification.

e.	In October 2023, Israel was attacked by a terrorist organization and entered a state of war. In addition, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization) and on other fronts from various extremist groups in the region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Israel has carried out a number of targeted strikes on sites belonging to these terror organizations. In October 2024, Israel began limited ground operations against Hezbollah in Lebanon, and in November 2024, a ceasefire was brokered between Israel and Hezbollah. In addition, Iran recently launched direct attacks on Israel involving hundreds of drones and missiles and has threatened to continue to attack Israel and is widely believed to be developing nuclear weapons. Iran is also believed to have a strong influence among extremist groups in the region, such as Hamas in Gaza, Hezbollah in Lebanon, the Houthi movement in Yemen and various rebel militia groups in Syria and Iraq. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve.

The war is on-going as of the issuance date of these financial statements. The Company’s clinical trials, the laboratory that supports such clinical trials and the Contract Research Organization (CRO) are based in Israel. The extent to which the War may impact the Company’s financial condition, results of operations, or liquidity is uncertain, and as of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities as of October 31, 2024.